Geographic Information - Summary of Total Revenue of the Geographical Regions (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of total revenue of the geographical regions
Total Revenues by Geographical Region	$ 21,951,094	$ 32,056,779	$ 61,925,643	$ 101,069,211	$ 127,111,351	$ 108,981,588	$ 53,169,013
United States [Member]
Summary of total revenue of the geographical regions
Total Revenues by Geographical Region					122,883,709	101,189,399	42,223,225
The Netherlands [Member]
Summary of total revenue of the geographical regions
Total Revenues by Geographical Region					3,426,211	6,218,034	8,843,899
Other [Member]
Summary of total revenue of the geographical regions
Total Revenues by Geographical Region					$ 801,431	$ 1,574,155	$ 2,101,889